Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	5 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	14 years
Technical equipment and machines | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	5 years
Technical equipment and machines | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	15 years
Other equipment, furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Other equipment, furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	14 years